Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Cash on hand	$634	$738
Cash at banks	74,554	38,829
Short-term investments (a)	19,545	-
	$94,733	$39,567

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.